SHARE CAPITAL AND SHARE PREMIUM - Summary of Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Issued and fully paid:
367,298,315 (2023: 363,822,069) ordinary shares of $0.0001 each	$ 37	$ 36
Ordinary Shares
Authorized:
Authorized (in shares)	2,000,000,000	2,000,000,000
Authorized, price per share (in dollars per share)	$ 0.0001	$ 0.0001
2,000,000,000 shares of $0.0001 each	$ 200	$ 200
Issued and fully paid:
Issued and fully paid (in shares)	367,298,315	363,822,069
Issued and fully paid, price per share (in dollars per share)	$ 0.0001	$ 0.0001
367,298,315 (2023: 363,822,069) ordinary shares of $0.0001 each	$ 37	$ 36